Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2013
Intangible assets, net
Schedule of intangible assets, net

	As of December 31, 2012				As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	89,661,251	(41,138,545)	—	48,522,706	125,988,632	(56,056,872)	—	69,931,760
Game engine	36,817,757	(17,854,089)	—	18,963,668	36,355,980	(24,489,448)	—	11,866,532
Non-compete agreements.	27,899,685	(25,270,010)	—	2,629,675	29,355,984	(27,703,206)	—	1,652,778
Trade name, domain name and license	58,937,020	(15,341,378)	(1,649,923)	41,945,719	123,427,084	(15,737,622)	(6,622,649)	101,066,813
Customer relationships	7,213,530	(7,213,530)	—	—	25,433,530	(7,719,641)	—	17,713,889
Completed game	79,392,785	(31,166,571)	(2,122,400)	46,103,814	148,640,168	(60,457,472)	(2,122,400)	86,060,296
IPR&D	48,194,596	—	—	48,194,596	2,184,736	—	—	2,184,736
Online game development costs	47,895,378	(16,558,170)	(9,079,456)	22,257,752	76,223,499	(26,902,606)	(9,079,456)	40,241,437
Others	1,673,000	(1,277,375)	—	395,625	1,040,000	(1,040,000)	—	—

Total	397,685,002	(155,819,668)	(12,851,779)	229,013,555	568,649,613	(220,106,867)	(17,824,505)	330,718,241

Schedule of estimated amortization expenses for intangible assets

	For the years ended December 31,
	2014	2015	2016	2017	2018 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	75,568,597	60,206,711	42,038,103	23,436,664	42,464,757